U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

December 30, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Professionally Managed Portfolios (the “Trust”)
File Nos.:  33-12213 and 811-05037

Dear Sir or Madam:

Transmitted herewith, on behalf of the FundX Upgrader Fund, FundX Flexible Income Fund, FundX Conservative Upgrader Fund, FundX Aggressive Upgrader Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund is Post-Effective Amendment No. 364 to the Trust’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 365 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 for the purpose of conforming the eight series’ Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  Because the changes to the Prospectus were significant, we believe that filing a marked version of the Prospectus to show changes would not be beneficial in your review.  Accordingly, the Prospectus has not been “R” tagged.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective 60 days after filing.  At or before the 60 day effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended October 31, 2009, incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
for U.S. Bancorp Fund Services, LLC